Loans Receivable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	$ 193,032,358	$ 183,015,075
Net, deferred loan origination costs (fees)	71,378	269,100
Net Loans	193,103,736	183,284,175
Allowance for loan losses	(3,554,664)	(3,375,350)
Loans, net of allowance for loan losses	189,549,072	179,908,825
Consumer loans, discounts	11,950	11,931
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	56,602,425	66,612,984
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	10,061,249	6,353,787
Residential, 1-4 Families [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	41,824,806	40,203,978
Loans pledged as collateral against FHLB advances	18,124,000	17,376,000
Residential, 5 or More Families [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	1,109,586	1,515,239
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	3,486,002	2,219,688
Nonfarm, Nonresidential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	74,275,793	60,316,018
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	675,474	107,974
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross carrying value / Loans by credit quality	$ 4,997,023	$ 5,685,407